UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                              ----------------
        This Amendment (Check only one.):   [ ]  is a restatement
                                            [ ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:      EJF Capital LLC

Address:   2107 Wilson Boulevard, Suite 410
           Arlington, VA  22201

Form 13F File Number:  28-____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Neal J. Wilson
Title:     Chief Operating Officer
Phone:     703-875-0591

Signature, Place, and Date of Signing:


/s/ Neal J. Wilson               Arlington, VA                  5/22/2008
 ----------------------      ----------------------       ----------------------
  Neal J. Wilson                   Place                         Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     73

Form 13F Information Table Value Total:     $86,991(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                 FORM 13F INFORMATION TABLE
                                                               VALUE    SHARES/  SH/   PUT/  INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER              TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN   CALL  DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------    ----------------  --------- --------  -------  ---   ----  ------- -------- ------- ------ ------
Aercap Holdings Nv Equity                  COM      N00985106      615    35,000  SH           SOLE            35,000    0     0
Aircastle Ltd Equity                       COM      G1029K104      113    10,000  SH           SOLE            10,000    0     0
Ameritrade Holding Corp Equity             COM      87236Y108    4,953   300,000  SH           SOLE           300,000    0     0
Annaly Mortgage Management Equity          COM       35710409      383    25,000  SH           SOLE            25,000    0     0
April 08 Calls On Qcom Us @ 40 Option      CALL     747525103     18.3       100  SH   CALL                       100    0     0
April 08 Puts On Bac Us @ 35 Option        PUT       60505104       15       250  SH    PUT    SOLE               250    0     0
April 08 Puts On Etfc Us @ 3 Option        PUT      269246104     5.57       557  SH    PUT                       557    0     0
April 08 Puts On Fed Us @ 25 Option        PUT      337907109       12       100  SH    PUT                       100    0     0
April 08 Puts On Slm Us @ 10 Option        PUT      78442P106   20.625       750  SH    PUT                       750    0     0
April 08 Puts On Tma Us @ 2.5 Option       PUT      885218107       40       250  SH    PUT                       250    0     0
Bank of America Corp. Equity               COM       60505104    7,582   200,000  SH           SOLE           200,000    0     0
Bb&T Corporation Equity                    COM       54937107    4,488   140,000  SH           SOLE           140,000    0     0
Bear Stearns Co Equity                     COM       73902108      378    10,000  SH           SOLE            10,000    0     0
Castlepiont Holdings Ltd.                  COM      G19522112        1       100  SH           SOLE               100    0     0
Centex Corp Equity                         COM      152312104      242    10,000  SH           SOLE            10,000    0     0
Citigroup Inc Equity                       COM      172967101    3,213   150,000  SH           SOLE           150,000    0     0
Delta Air Lines Inc Equity                 COM      247361702      215    25,000  SH           SOLE            25,000    0     0
Discover Financial - W/I Equity            COM      254709108    2,226   136,000  SH           SOLE           136,000    0     0
Downey Financial Corp Equity               COM      261018105      184    10,000  SH           SOLE            10,000    0     0
Dr Horton Inc Equity                       COM      23331A109       20     1,300  SH           SOLE             1,300    0     0
Firstfed Financial Corp Equity             COM      337907109      272    10,000  SH           SOLE            10,000    0     0
Freeport-Mcmoran Copper-B Equity           COM      35671DAK1    1,924    20,000  SH           SOLE            20,000    0     0
Genesis Lease Ltd-Ads Equity               COM      37183T107      509    35,000  SH           SOLE            35,000    0     0
Google Inc-Cl A Equity                     COM      38259P508      529     1,200  SH           SOLE             1,200    0     0
Grubb & Ellis Co.                          COM      400095204      687   100,000  SH           SOLE           100,000    0     0
Horsehead Holding Corp Equity              COM      440694305    3,382   289,857  SH           SOLE           289,857    0     0
Interactive Brokers Gro-Cl A Equity        COM      45841N107    2,251    87,700  SH           SOLE            87,700    0     0
Janus Capital Group Inc Equity             COM      47102X105      121     5,200  SH           SOLE             5,200    0     0
Jpmorgan Chase & Co Equity                 COM      46625H100    6,013   140,000  SH           SOLE           140,000    0     0
July 08 Puts On Slm Us @ 17.5 Option       PUT      78442P106    205.5       500  SH    PUT                       500    0     0
June 08 Puts On Dal Us @ 12.5 Option       PUT      247361702      113       250  SH    PUT    SOLE               250    0     0
June 08 Puts On Nwa Us @ 12.5 Option       PUT      667280408      110       250  SH    PUT                       250    0     0
June 08 Puts On Stp Us @ 35 Option         PUT      86800C104       31       100  SH    PUT                       100    0     0
Legg Mason Inc Equity                      COM      524901105      420     7,500  SH           SOLE             7,500    0     0
Marvell Technology Group Ltd Equity        COM      G5876H105      163    15,000  SH           SOLE            15,000    0     0
May 08 Puts On Dsl Us @ 17.5 Option        PUT      261018105       28       100  SH    PUT                       100    0     0
Mcdermott Intl Inc Equity                  COM      580037109      685    12,500  SH           SOLE            12,500    0     0
Memc Electronic Materials Equity           COM      552715104      567     8,000  SH           SOLE             8,000    0     0
Metlife Inc Equity                         COM      59156R108    3,616    60,000  SH           SOLE            60,000    0     0
Mgic Investment Corp Equity                COM      552848103   10,267   975,000  SH           SOLE           975,000    0     0
Microsoft Corp Equity                      COM      594918104    1,135    40,000  SH           SOLE            40,000    0     0
Millicom Intl Cellular S.A. Equity         COM      L6388F110      189     2,000  SH           SOLE             2,000    0     0
Morgan Stanley Equity                      COM      617446448      800    17,500  SH           SOLE            17,500    0     0
National-Oilwell Inc Equity                COM      637071101    1,460    25,000  SH           SOLE            25,000    0     0
Nokia Corp-Spon Adr Equity                 ADR      654902204      955    30,000  SH           SOLE            30,000    0     0
Northwest Airlines Equity                  COM      667280408      225    25,000  SH           SOLE            25,000    0     0
Nucor Corp Equity                          COM      670346105      508     7,500  SH           SOLE             7,500    0     0
Nvidia Corp Equity                         COM      67066G104       99     5,000  SH           SOLE             5,000    0     0
Occidental Petroleum Corp Equity           COM      674599105    1,463    20,000  SH           SOLE            20,000    0     0
Orion Marine Group Inc.                    COM      68628V308      221    18,519  SH           SOLE            18,519    0     0
Pmi Group Inc/The Equity                   COM      69344M101       29     5,000  SH           SOLE             5,000    0     0
Principal Financial Group Equity           COM      74251V102    1,672    30,000  SH           SOLE            30,000    0     0
Prudential Financial Inc Equity            COM      744320AG7    1,565    20,000  SH           SOLE            20,000    0     0
Qualcomm Inc Equity                        COM      747525103    1,107    27,000  SH           SOLE            27,000    0     0
Radian Group Inc Equity                    COM      750236101       33     5,000  SH           SOLE             5,000    0     0
Republic Airways Holdings In Equity        COM      760276105      758    35,000  SH           SOLE            35,000    0     0
Research In Motion Equity                  COM      760975102      393     3,500  SH           SOLE             3,500    0     0
Sirius Satellite Radio inc Equity          COM      82966U103      315   110,000  SH           SOLE           110,000    0     0
Slm Corp Equity                            COM      78442P106    3,454   225,000  SH           SOLE           225,000    0     0
Sonus Networks Inc Equity                  COM      835916107      602   175,000  SH           SOLE           175,000    0     0
Sunpower Corp-Class A Equity               COM      867652AA7      559     7,500  SH           SOLE             7,500    0     0
Suntech Power Holdings-Adr Equity          ADR      86800C104      608    15,000  SH           SOLE            15,000    0     0
Suntrust Banks Inc Equity                  COM      867914103    1,103    20,000  SH           SOLE            20,000    0     0
Thornburg Mtge Inc 10.0000%
  12/31/2049 Equity                        COM      885218107    1,084   255,000  SH           SOLE           255,000    0     0
Transocean Inc Equity                      COM      89385X105      676     5,000  SH           SOLE             5,000    0     0
Trina Solar Ltd-Spon Adr Equity            ADR      89628E104      984    32,000  SH           SOLE            32,000    0     0
Ucbh Holdings Inc Equity                   COM      90262T308       39     5,000  SH           SOLE             5,000    0     0
Universal Display Corp Equity              COM      91347P105      143    10,000  SH           SOLE            10,000    0     0
Valero Energy Corp Equity                  COM      91913Y100    2,210    45,000  SH           SOLE            45,000    0     0
Varian Semiconductor Equip Equity          COM      922207105       70     2,500  SH           SOLE             2,500    0     0
Wachovia Corp Equity                       COM      929903102    2,700   100,000  SH           SOLE           100,000    0     0
Wells Fargo & Company Equity               COM      949746101    3,783   130,000  SH           SOLE           130,000    0     0
Zions Bancorporation Equity                COM      989701107      342     7,500  SH           SOLE             7,500    0     0
